GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses
General and Administrative Expense	$ 614,179	$ 2,232,743	$ 2,121,010	$ 6,398,714	$ 7,037,957	$ 4,312,499